INCOME TAXES - Components of our deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued and reserves	$ 4,231	$ 4,685
Inventory	15,181	15,419
Tax credits	10,880	5,334
Lease Liability	14,800
Net operating loss	149,141	66,427
Total gross deferred tax assets	194,233	91,865
Depreciation and amortization	(4,749)	(3,179)
Goodwill	(114)
Lease ROU Asset	(14,507)
Valuation allowance	$ (174,863)	$ (88,686)